35) Supplementary pension plans (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Projected Benefit Obligations [Abstract]
Cost of service	R$ 546	R$ (2,689)	R$ 151
Cost of interest on actuarial obligations	278,805	282,997	273,893
Expected earnings from the assets of the plan	(187,531)	(208,122)	(225,060)
Interest on recoverable surplus	2,736	4,981	20,327
Net cost/(benefit) of the pension plans	R$ 94,556	R$ 77,167	R$ 69,311